Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 125,083	$ 124,598
Restricted cash	2,242
Accounts receivable	20,849	29,701
Prepaid expenses and other current assets	4,666	2,305
Inventories	88,963	72,261
[ifrs-full:CurrentAssets]	241,803	228,865
Non-current assets
Inventories	14,926	14,926
Mineral properties, plant and equipment	817,273	842,561
[ifrs-full:NoncurrentAssets]	832,199	857,487
Total assets	1,074,002	1,086,352
Current liabilities
Accounts payable and accrued liabilities	71,263	62,943
Dividends payable		3,022
Provision for Lower Zone commitment	112	581
[ifrs-full:CurrentLiabilities]	71,375	66,546
Non-current liabilities
Deferred income taxes	37,582	32,722
Provision for mine closure and reclamation	32,531	33,943
[ifrs-full:NoncurrentLiabilities]	70,113	66,665
Total liabilities	141,488	133,211
Equity
Share capital	704,087	702,822
Share-based payments reserve	10,818	10,432
Retained earnings	76,671	90,540
Equity attributable to Nevsun shareholders	791,576	803,794
Non-controlling interest	140,938	149,347
Total equity	932,514	965,725
Total liabilities and equity	$ 1,074,002	$ 1,086,352